Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Disclosures Of Inventories [Abstract]
Schedule of Inventory

	December 31, 2024	December 31, 2023
Finished goods	$9,295	$7,907
Metal in circuit	573	783
Ore stockpiles	2,563	794
Materials and supplies	33,248	29,380
Total	$45,679	$38,864